VALUATION ALLOWANCE FOR DEFERRED TAX ASSET (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
VALUATION ALLOWANCE FOR DEFERRED TAX ASSET:
Valuation allowance for the deferred tax asset increased by approximately	$ 1,400	$ 7,700